Cover Page	10 Months Ended
Dec. 31, 2020
Document Information Line Items
Entity Registrant Name	VG ACQUISITION CORP.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Central Index Key	0001804591
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, State or Province	NY